Loans, borrowings, cash and cash equivalents and short-term investments (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Loans and borrowings	$ 17,146	$ 14,792
Leases	699	713
Gross debt	17,845	15,505
Cash and cash equivalents	5,514	4,953	$ 6,479	$ 3,609
Short-term investments	182	53
Net debt	$ 12,149	$ 10,499